Shareholders' Equity	3 Months Ended
Mar. 31, 2018
Equity [Abstract]
Shareholders' Equity
Shareholders' Equity
Reclassifications from Accumulated Other Comprehensive Loss – The following table sets forth the significant amounts reclassified out of each component of accumulated other comprehensive loss and their effect on net income (loss) for the period (in millions):

	Three months ended March 31,
	2018	2017
Amounts recognized as a component of net periodic pension and other postretirement benefit cost:
Amortization of net loss	$(8.0)	$(5.9)
Amortization of prior service credit	4.5	4.5
Total before income taxes	(3.5)	(1.4)
Income tax benefit	0.7	0.5
Total reclassifications for the period, net of income taxes	$(2.8)	$(0.9)

The Company records unrealized gains and losses related to net periodic pension and other postretirement benefit cost net of estimated taxes in Accumulated other comprehensive income (loss). The Company has a valuation allowance against its net U.S. deferred tax asset that is not expected to be realized. A portion of this valuation allowance is related to deferred tax benefits or expense as recorded in Accumulated other comprehensive income (loss).